Portfolio of Investments – as of October 31, 2023 (Unaudited)
Natixis Sustainable Future 2065 Fund

Shares	Description	Value (†)
Common Stocks — 61.3% of Net Assets
	Aerospace & Defense — 1.3%
47	AAR Corp.(a)	$2,790
119	Boeing Co.(a)	22,232
8	L3Harris Technologies, Inc.	1,435
8	Lockheed Martin Corp.	3,637
17	Moog, Inc., Class A	1,973
26	RTX Corp.	2,116
		34,183
	Air Freight & Logistics — 0.5%
70	Expeditors International of Washington, Inc.	7,647
6	FedEx Corp.	1,441
41	GXO Logistics, Inc.(a)	2,071
17	United Parcel Service, Inc., Class B	2,401
		13,560
	Automobile Components — 0.7%
8	Aptiv PLC(a)	698
157	BorgWarner, Inc.	5,793
118	Dana, Inc.	1,355
113	Magna International, Inc.	5,434
115	Mobileye Global, Inc., Class A(a)	4,102
31	Phinia, Inc.	802
14	Visteon Corp.(a)	1,612
		19,796
	Automobiles — 1.2%
355	General Motors Co.	10,011
107	Tesla, Inc.(a)	21,490
16	Thor Industries, Inc.	1,407
		32,908
	Banks — 3.0%
66	Ameris Bancorp	2,462
288	Banc of California, Inc.	3,228
410	Bank of America Corp.	10,799
211	Citigroup, Inc.	8,332
31	Citizens Financial Group, Inc.	726
47	East West Bancorp, Inc.	2,520
5	First Citizens BancShares, Inc., Class A	6,904
119	First Financial Bancorp	2,202
364	FNB Corp.	3,891
254	Fulton Financial Corp.	3,299
68	International Bancshares Corp.	2,980
66	JPMorgan Chase & Co.	9,178
19	PNC Financial Services Group, Inc.	2,175
34	Regions Financial Corp.	494
243	Truist Financial Corp.	6,892
37	U.S. Bancorp	1,180
64	Webster Financial Corp.	2,430
289	Wells Fargo & Co.	11,494
		81,186
	Beverages — 1.0%
15	Boston Beer Co., Inc., Class A(a)	5,009
43	Coca-Cola Co.	2,429
38	Keurig Dr Pepper, Inc.	1,153
346	Monster Beverage Corp.(a)	17,681
8	PepsiCo, Inc.	1,306
		27,578
	Biotechnology — 1.3%
13	AbbVie, Inc.	1,835
61	Alnylam Pharmaceuticals, Inc.(a)	9,260
4	Biogen, Inc.(a)	950
70	CRISPR Therapeutics AG(a)	2,725
Shares	Description	Value (†)
	Biotechnology — continued
52	Cytokinetics, Inc.(a)	$1,813
20	Gilead Sciences, Inc.	1,571
41	Halozyme Therapeutics, Inc.(a)	1,389
15	Incyte Corp.(a)	809
20	Neurocrine Biosciences, Inc.(a)	2,219
15	Regeneron Pharmaceuticals, Inc.(a)	11,698
5	United Therapeutics Corp.(a)	1,114
2	Vertex Pharmaceuticals, Inc.(a)	724
		36,107
	Broadline Retail — 2.5%
55	Alibaba Group Holding Ltd., ADR(a)	4,540
424	Amazon.com, Inc.(a)	56,430
152	eBay, Inc.	5,963
		66,933
	Building Products — 0.9%
19	Builders FirstSource, Inc.(a)	2,062
13	Carlisle Cos., Inc.	3,303
21	Carrier Global Corp.	1,001
92	Fortune Brands Innovations, Inc.	5,134
7	Lennox International, Inc.	2,594
127	Masco Corp.	6,615
25	Owens Corning	2,834
21	Trex Co., Inc.(a)	1,180
		24,723
	Capital Markets — 3.8%
206	Bank of New York Mellon Corp.	8,755
9	BlackRock, Inc.	5,511
8	Cboe Global Markets, Inc.	1,311
202	Charles Schwab Corp.	10,512
14	CME Group, Inc.	2,988
17	FactSet Research Systems, Inc.	7,342
27	Goldman Sachs Group, Inc.	8,197
131	Intercontinental Exchange, Inc.	14,075
58	Janus Henderson Group PLC	1,338
205	KKR & Co., Inc.	11,357
13	Moody's Corp.	4,004
19	Morgan Stanley	1,346
14	MSCI, Inc.	6,602
7	Northern Trust Corp.	461
10	S&P Global, Inc.	3,493
105	SEI Investments Co.	5,634
127	State Street Corp.	8,208
7	T. Rowe Price Group, Inc.	634
12	Virtus Investment Partners, Inc.	2,211
		103,979
	Chemicals — 0.9%
3	Air Products & Chemicals, Inc.	847
40	Celanese Corp.	4,580
100	Corteva, Inc.	4,814
11	DuPont de Nemours, Inc.	802
6	Ecolab, Inc.	1,006
29	HB Fuller Co.	1,918
22	Innospec, Inc.	2,156
10	Linde PLC	3,822
25	Minerals Technologies, Inc.	1,352
4	Sherwin-Williams Co.	953
15	Stepan Co.	1,122
		23,372
	Commercial Services & Supplies — 0.1%
16	MSA Safety, Inc.	2,526

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
36	Vestis Corp.(a)	$551
6	Waste Management, Inc.	986
		4,063
	Communications Equipment — 0.3%
38	Ciena Corp.(a)	1,603
90	Cisco Systems, Inc.	4,692
12	F5, Inc.(a)	1,819
4	Motorola Solutions, Inc.	1,114
		9,228
	Construction & Engineering — 0.2%
59	AECOM	4,516
	Construction Materials — 0.2%
6	Martin Marietta Materials, Inc.	2,454
14	Vulcan Materials Co.	2,751
		5,205
	Consumer Finance — 1.2%
346	Ally Financial, Inc.	8,370
74	American Express Co.	10,806
133	Capital One Financial Corp.	13,472
22	Synchrony Financial	617
		33,265
	Consumer Staples Distribution & Retail — 1.1%
30	BJ's Wholesale Club Holdings, Inc.(a)	2,044
7	Casey's General Stores, Inc.	1,903
7	Costco Wholesale Corp.	3,867
329	Kroger Co.	14,927
50	Sprouts Farmers Market, Inc.(a)	2,101
7	Target Corp.	776
30	Walmart, Inc.	4,902
		30,520
	Containers & Packaging — 0.2%
8	Ball Corp.	385
32	Crown Holdings, Inc.	2,579
46	Sonoco Products Co.	2,384
		5,348
	Distributors — 0.0%
8	Genuine Parts Co.	1,031
	Diversified Consumer Services — 0.1%
17	Grand Canyon Education, Inc.(a)	2,012
37	Service Corp. International	2,013
		4,025
	Diversified REITs — 0.1%
119	American Assets Trust, Inc.	2,112
5	Digital Realty Trust, Inc.	622
		2,734
	Diversified Telecommunication Services — 0.4%
231	AT&T, Inc.	3,557
36	Iridium Communications, Inc.	1,334
133	Verizon Communications, Inc.	4,672
		9,563
	Electric Utilities — 0.3%
38	American Electric Power Co., Inc.	2,870
43	Eversource Energy	2,313
25	Exelon Corp.	973
31	FirstEnergy Corp.	1,104
21	IDACORP, Inc.	1,989
		9,249
	Electrical Equipment — 0.6%
20	Eaton Corp. PLC	4,158
Shares	Description	Value (†)
	Electrical Equipment — continued
28	Emerson Electric Co.	$2,491
12	Hubbell, Inc.	3,241
48	nVent Electric PLC	2,310
16	Regal Rexnord Corp.	1,895
5	Rockwell Automation, Inc.	1,314
		15,409
	Electronic Equipment, Instruments & Components — 0.9%
28	Advanced Energy Industries, Inc.	2,443
13	Amphenol Corp., Class A	1,047
58	Avnet, Inc.	2,687
41	Cognex Corp.	1,476
15	Corning, Inc.	401
38	Jabil, Inc.	4,667
126	Knowles Corp.(a)	1,637
8	Littelfuse, Inc.	1,733
45	TE Connectivity Ltd.	5,303
3	Teledyne Technologies, Inc.(a)	1,124
3	Zebra Technologies Corp., Class A(a)	628
		23,146
	Energy Equipment & Services — 0.2%
65	ChampionX Corp.	2,002
141	NOV, Inc.	2,814
21	Schlumberger NV	1,169
		5,985
	Entertainment — 1.8%
13	Electronic Arts, Inc.	1,609
48	Netflix, Inc.(a)	19,761
12	Take-Two Interactive Software, Inc.(a)	1,605
247	Walt Disney Co.(a)	20,153
674	Warner Bros Discovery, Inc.(a)	6,700
		49,828
	Financial Services — 2.2%
82	Block, Inc.(a)	3,301
88	Fiserv, Inc.(a)	10,010
56	Global Payments, Inc.	5,948
5	Jack Henry & Associates, Inc.	705
5	Mastercard, Inc., Class A	1,882
236	MGIC Investment Corp.	3,974
98	PayPal Holdings, Inc.(a)	5,076
101	Visa, Inc., Class A	23,745
56	Voya Financial, Inc.	3,739
12	WEX, Inc.(a)	1,998
		60,378
	Food Products — 0.7%
27	Campbell Soup Co.	1,091
43	Conagra Brands, Inc.	1,177
27	Darling Ingredients, Inc.(a)	1,196
22	General Mills, Inc.	1,435
7	Hershey Co.	1,311
44	Hormel Foods Corp.	1,432
21	Ingredion, Inc.	1,965
8	J.M. Smucker Co.	911
31	Kellanova	1,565
29	Kraft Heinz Co.	912
20	McCormick & Co., Inc.	1,278
53	Mondelez International, Inc., Class A	3,509
7	WK Kellogg Co.(a)	70
		17,852
	Gas Utilities — 0.2%
18	Atmos Energy Corp.	1,938

Shares	Description	Value (†)
	Gas Utilities — continued
55	New Jersey Resources Corp.	$2,232
24	ONE Gas, Inc.	1,449
		5,619
	Ground Transportation — 0.4%
61	CSX Corp.	1,821
5	J.B. Hunt Transport Services, Inc.	859
11	Norfolk Southern Corp.	2,099
14	Ryder System, Inc.	1,366
6	Saia, Inc.(a)	2,151
7	Union Pacific Corp.	1,453
25	XPO, Inc.(a)	1,895
		11,644
	Health Care Equipment & Supplies — 1.1%
26	Abbott Laboratories	2,458
3	Align Technology, Inc.(a)	554
121	Baxter International, Inc.	3,924
10	Becton Dickinson & Co.	2,528
2	Cooper Cos., Inc.	624
13	Edwards Lifesciences Corp.(a)	828
6	GE HealthCare Technologies, Inc.	399
21	Globus Medical, Inc., Class A(a)	960
16	Haemonetics Corp.(a)	1,364
24	Intuitive Surgical, Inc.(a)	6,293
36	LeMaitre Vascular, Inc.	1,749
37	Medtronic PLC	2,611
9	Penumbra, Inc.(a)	1,720
6	Shockwave Medical, Inc.(a)	1,238
5	Stryker Corp.	1,351
		28,601
	Health Care Providers & Services — 1.5%
29	Acadia Healthcare Co., Inc.(a)	2,132
17	Cardinal Health, Inc.	1,547
73	Centene Corp.(a)	5,035
6	Chemed Corp.	3,376
10	Cigna Group	3,092
96	CVS Health Corp.	6,625
3	Elevance Health, Inc.	1,350
19	Encompass Health Corp.	1,189
20	HCA Healthcare, Inc.	4,523
16	Henry Schein, Inc.(a)	1,040
2	Humana, Inc.	1,047
5	Laboratory Corp. of America Holdings	999
3	McKesson Corp.	1,366
57	Select Medical Holdings Corp.	1,296
29	Tenet Healthcare Corp.(a)	1,557
9	UnitedHealth Group, Inc.	4,820
		40,994
	Health Care REITs — 0.1%
133	Physicians Realty Trust	1,444
	Health Care Technology — 0.5%
257	Doximity, Inc., Class A(a)	5,250
39	Veeva Systems, Inc., Class A(a)	7,516
		12,766
	Hotel & Resort REITs — 0.0%
41	Host Hotels & Resorts, Inc.	635
	Hotels, Restaurants & Leisure — 1.7%
73	Aramark	1,966
2	Booking Holdings, Inc.(a)	5,579
1	Chipotle Mexican Grill, Inc.(a)	1,942
26	Hilton Worldwide Holdings, Inc.	3,940
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
22	Marriott Vacations Worldwide Corp.	$1,977
14	McDonald's Corp.	3,670
37	Norwegian Cruise Line Holdings Ltd.(a)	503
118	Starbucks Corp.	10,884
52	Travel & Leisure Co.	1,770
8	Wingstop, Inc.	1,462
114	Yum China Holdings, Inc.	5,992
46	Yum! Brands, Inc.	5,560
		45,245
	Household Durables — 0.4%
11	DR Horton, Inc.	1,149
61	KB Home	2,696
19	Meritage Homes Corp.	2,166
29	PulteGroup, Inc.	2,134
63	Taylor Morrison Home Corp.(a)	2,414
		10,559
	Household Products — 0.5%
25	Church & Dwight Co., Inc.	2,273
15	Colgate-Palmolive Co.	1,127
72	Energizer Holdings, Inc.	2,274
51	Procter & Gamble Co.	7,652
		13,326
	Independent Power & Renewable Electricity Producers — 0.0%
82	AES Corp.	1,222
	Industrial Conglomerates — 0.4%
9	3M Co.	819
43	General Electric Co.	4,671
23	Honeywell International, Inc.	4,215
		9,705
	Industrial REITs — 0.2%
15	Prologis, Inc.	1,511
72	Rexford Industrial Realty, Inc.	3,114
		4,625
	Insurance — 2.0%
6	Allstate Corp.	769
179	American International Group, Inc.	10,975
23	Arch Capital Group Ltd.(a)	1,994
14	Arthur J Gallagher & Co.	3,297
7	Assurant, Inc.	1,042
10	Chubb Ltd.	2,146
37	First American Financial Corp.	1,903
20	Hanover Insurance Group, Inc.	2,344
24	Hartford Financial Services Group, Inc.	1,763
9	Marsh & McLennan Cos., Inc.	1,707
17	Prudential Financial, Inc.	1,554
45	Reinsurance Group of America, Inc.	6,726
30	Selective Insurance Group, Inc.	3,123
18	Travelers Cos., Inc.	3,014
49	Willis Towers Watson PLC	11,559
		53,916
	Interactive Media & Services — 3.6%
241	Alphabet, Inc., Class A(a)	29,903
181	Alphabet, Inc., Class C(a)	22,679
130	Meta Platforms, Inc., Class A(a)	39,165
79	Pinterest, Inc., Class A(a)	2,361
54	Yelp, Inc.(a)	2,278
91	ZoomInfo Technologies, Inc.(a)	1,180
		97,566

Shares	Description	Value (†)
	IT Services — 0.6%
12	Accenture PLC, Class A	$3,565
36	Cognizant Technology Solutions Corp., Class A	2,321
22	International Business Machines Corp.	3,182
111	Shopify, Inc., Class A(a)	5,238
4	VeriSign, Inc.(a)	799
		15,105
	Leisure Products — 0.1%
99	Mattel, Inc.(a)	1,889
37	YETI Holdings, Inc.(a)	1,573
		3,462
	Life Sciences Tools & Services — 0.9%
8	Agilent Technologies, Inc.	827
18	Danaher Corp.	3,456
50	Illumina, Inc.(a)	5,471
50	IQVIA Holdings, Inc.(a)	9,041
11	Repligen Corp.(a)	1,480
5	Thermo Fisher Scientific, Inc.	2,224
2	West Pharmaceutical Services, Inc.	637
		23,136
	Machinery — 1.2%
15	AGCO Corp.	1,720
5	Caterpillar, Inc.	1,130
10	Chart Industries, Inc.(a)	1,162
2	Cummins, Inc.	433
9	Deere & Co.	3,288
14	Dover Corp.	1,819
21	Fortive Corp.	1,371
57	Graco, Inc.	4,238
4	Illinois Tool Works, Inc.	897
34	ITT, Inc.	3,174
27	Oshkosh Corp.	2,369
10	Parker-Hannifin Corp.	3,689
25	SPX Technologies, Inc.(a)	2,003
36	Terex Corp.	1,649
29	Toro Co.	2,344
		31,286
	Media — 1.2%
26	Charter Communications, Inc., Class A(a)	10,473
239	Comcast Corp., Class A	9,868
90	Interpublic Group of Cos., Inc.	2,556
51	Liberty Broadband Corp., Class C(a)	4,249
39	New York Times Co., Class A	1,572
31	Omnicom Group, Inc.	2,322
41	Paramount Global, Class B	446
		31,486
	Metals & Mining — 0.3%
96	Alcoa Corp.	2,462
117	Cleveland-Cliffs, Inc.(a)	1,963
33	Commercial Metals Co.	1,396
9	Newmont Corp.	337
11	Reliance Steel & Aluminum Co.	2,798
		8,956
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
124	Invesco Mortgage Capital, Inc.	847
90	KKR Real Estate Finance Trust, Inc.	940
		1,787
	Multi-Utilities — 0.1%
24	Consolidated Edison, Inc.	2,107
Shares	Description	Value (†)
	Multi-Utilities — continued
10	DTE Energy Co.	$964
6	WEC Energy Group, Inc.	488
		3,559
	Office REITs — 0.4%
259	Brandywine Realty Trust	969
122	COPT Defense Properties	2,781
85	Douglas Emmett, Inc.	953
113	Easterly Government Properties, Inc.	1,216
133	Highwoods Properties, Inc.	2,379
96	Kilroy Realty Corp.	2,744
		11,042
	Oil, Gas & Consumable Fuels — 2.6%
169	Antero Midstream Corp.	2,085
44	Antero Resources Corp.(a)	1,295
209	APA Corp.	8,301
16	Chevron Corp.	2,332
81	CNX Resources Corp.(a)	1,759
121	ConocoPhillips	14,375
92	EOG Resources, Inc.	11,615
37	Exxon Mobil Corp.	3,916
9	Hess Corp.	1,300
36	HF Sinclair Corp.	1,994
128	Kinder Morgan, Inc.	2,074
22	ONEOK, Inc.	1,434
55	Ovintiv, Inc.	2,640
73	Phillips 66	8,327
58	Range Resources Corp.	2,079
237	Southwestern Energy Co.(a)	1,690
8	Valero Energy Corp.	1,016
44	Williams Cos., Inc.	1,514
		69,746
	Passenger Airlines — 0.1%
52	Alaska Air Group, Inc.(a)	1,645
54	Delta Air Lines, Inc.	1,687
		3,332
	Personal Care Products — 0.0%
4	Estee Lauder Cos., Inc., Class A	515
	Pharmaceuticals — 1.4%
32	Bristol-Myers Squibb Co.	1,649
6	Eli Lilly & Co.	3,324
14	Jazz Pharmaceuticals PLC(a)	1,778
45	Johnson & Johnson	6,675
35	Merck & Co., Inc.	3,594
43	Novartis AG, ADR	4,024
87	Novo Nordisk AS, ADR	8,402
29	Perrigo Co. PLC	801
66	Pfizer, Inc.	2,017
130	Roche Holding AG, ADR	4,203
8	Sandoz Group AG, ADR(a)	207
15	Zoetis, Inc.	2,355
		39,029
	Professional Services — 0.4%
5	Automatic Data Processing, Inc.	1,091
8	Ceridian HCM Holding, Inc.(a)	512
23	Equifax, Inc.	3,900
20	Exponent, Inc.	1,466
27	Korn Ferry	1,229
11	Leidos Holdings, Inc.	1,090

Shares	Description	Value (†)
	Professional Services — continued
6	Paychex, Inc.	$666
11	Paylocity Holding Corp.(a)	1,974
		11,928
	Real Estate Management & Development — 0.4%
137	CBRE Group, Inc., Class A(a)	9,499
14	Jones Lang LaSalle, Inc.(a)	1,791
		11,290
	Residential REITs — 0.1%
8	AvalonBay Communities, Inc.	1,326
12	Camden Property Trust	1,018
		2,344
	Retail REITs — 0.3%
202	Brixmor Property Group, Inc.	4,200
66	NNN REIT, Inc.	2,398
7	Simon Property Group, Inc.	769
		7,367
	Semiconductors & Semiconductor Equipment — 2.9%
30	Advanced Micro Devices, Inc.(a)	2,955
19	Analog Devices, Inc.	2,989
110	ARM Holdings PLC, ADR(a)	5,422
6	Broadcom, Inc.	5,048
4	First Solar, Inc.(a)	570
106	Intel Corp.	3,869
33	Lattice Semiconductor Corp.(a)	1,835
16	Micron Technology, Inc.	1,070
98	NVIDIA Corp.	39,964
11	Qorvo, Inc.(a)	962
72	QUALCOMM, Inc.	7,847
14	Silicon Laboratories, Inc.(a)	1,291
19	Synaptics, Inc.(a)	1,590
19	Texas Instruments, Inc.	2,698
11	Universal Display Corp.	1,531
		79,641
	Software — 5.5%
9	Adobe, Inc.(a)	4,789
8	ANSYS, Inc.(a)	2,226
70	Autodesk, Inc.(a)	13,834
6	Cadence Design Systems, Inc.(a)	1,439
42	Dynatrace, Inc.(a)	1,878
6	Intuit, Inc.	2,970
17	Manhattan Associates, Inc.(a)	3,315
145	Microsoft Corp.	49,026
230	Oracle Corp.	23,782
4	Palo Alto Networks, Inc.(a)	972
14	Qualys, Inc.(a)	2,141
8	Roper Technologies, Inc.	3,909
109	Salesforce, Inc.(a)	21,890
4	ServiceNow, Inc.(a)	2,327
15	SPS Commerce, Inc.(a)	2,405
4	Synopsys, Inc.(a)	1,878
4	Tyler Technologies, Inc.(a)	1,492
43	Workday, Inc., Class A(a)	9,103
		149,376
	Specialized REITs — 0.2%
4	American Tower Corp.	713
8	Crown Castle, Inc.	744
2	Equinix, Inc.	1,459
30	VICI Properties, Inc.	837
25	Weyerhaeuser Co.	717
		4,470
Shares	Description	Value (†)
	Specialty Retail — 0.6%
7	Asbury Automotive Group, Inc.(a)	$1,340
14	Boot Barn Holdings, Inc.(a)	973
14	Dick's Sporting Goods, Inc.	1,497
10	Five Below, Inc.(a)	1,740
12	Home Depot, Inc.	3,416
7	Lithia Motors, Inc.	1,695
15	Ross Stores, Inc.	1,740
29	TJX Cos., Inc.	2,554
14	Williams-Sonoma, Inc.	2,103
		17,058
	Technology Hardware, Storage & Peripherals — 0.8%
114	Apple, Inc.	19,468
50	Hewlett Packard Enterprise Co.	769
30	HP, Inc.	790
		21,027
	Textiles, Apparel & Luxury Goods — 0.5%
13	Crocs, Inc.(a)	1,161
6	Deckers Outdoor Corp.(a)	3,582
34	NIKE, Inc., Class B	3,494
19	PVH Corp.	1,413
425	Under Armour, Inc., Class A(a)	2,911
185	Under Armour, Inc., Class C(a)	1,190
		13,751
	Trading Companies & Distributors — 0.2%
15	GATX Corp.	1,569
10	Watsco, Inc.	3,489
		5,058
	Water Utilities — 0.1%
20	American States Water Co.	1,561
5	American Water Works Co., Inc.	588
46	Essential Utilities, Inc.	1,539
		3,688
	Total Common Stocks (Identified Cost $1,755,513)	1,662,976

Principal Amount
Bonds and Notes — 3.8%
	Apartment REITs — 0.0%
$1,000	Essex Portfolio LP, 3.000%, 1/15/2030	816
	Automotive — 0.0%
1,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	939
	Banking — 0.7%
1,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	904
1,000	Bank of New York Mellon Corp., Series 12, 3.650%, 2/04/2024	994
1,000	Bank of Nova Scotia, 3.400%, 2/11/2024	992
1,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	886
1,000	Citigroup, Inc., 4.600%, 3/09/2026	958
1,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	964
1,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	989
3,000	KeyCorp, MTN, 2.550%, 10/01/2029	2,241
1,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	898
1,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	878

Principal Amount	Description	Value (†)
	Banking — continued
$1,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	$911
1,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	919
1,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	962
1,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	977
1,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	980
1,000	State Street Corp., 2.400%, 1/24/2030	814
1,000	Truist Bank, 3.200%, 4/01/2024	988
1,000	Westpac Banking Corp., 2.350%, 2/19/2025	959
		18,214
	Brokerage — 0.1%
1,000	BlackRock, Inc., 2.400%, 4/30/2030	821
1,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	581
		1,402
	Building Materials — 0.0%
1,000	Owens Corning, 3.950%, 8/15/2029	887
	Diversified Manufacturing — 0.1%
2,000	Eaton Corp., 4.150%, 3/15/2033	1,760
1,000	Emerson Electric Co., 2.000%, 12/21/2028	847
		2,607
	Electric — 0.2%
1,000	Duke Energy Corp., 3.750%, 4/15/2024	990
1,000	Entergy Corp., 0.900%, 9/15/2025	910
1,000	Exelon Corp., 4.050%, 4/15/2030	884
1,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	779
1,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	948
		4,511
	Environmental — 0.0%
1,000	Republic Services, Inc., 1.450%, 2/15/2031	735
	Finance Companies — 0.1%
1,000	Ares Capital Corp., 3.250%, 7/15/2025	938
1,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	854
		1,792
	Food & Beverage — 0.1%
1,000	Coca-Cola Co., 1.450%, 6/01/2027	879
1,000	General Mills, Inc., 4.000%, 4/17/2025	973
1,000	Mondelez International, Inc., 2.750%, 4/13/2030	823
1,000	PepsiCo, Inc., 2.750%, 3/19/2030	852
		3,527
	Government Owned - No Guarantee — 0.1%
1,000	Equinor ASA, 3.625%, 4/06/2040	741
1,000	Federal National Mortgage Association, 6.625%, 11/15/2030	1,084
		1,825
	Health Care REITs — 0.0%
1,000	Welltower OP LLC, 2.800%, 6/01/2031	783
	Health Insurance — 0.1%
1,000	Elevance Health, Inc., 4.101%, 3/01/2028	934
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	984
		1,918
	Healthcare — 0.1%
1,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	964
1,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	926
		1,890
Principal Amount	Description	Value (†)
	Integrated Energy — 0.1%
$1,000	Exxon Mobil Corp., 2.992%, 3/19/2025	$968
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,022
		1,990
	Mortgage Related — 1.1%
2,737	Federal Home Loan Mortgage Corp., 2.000%, 2/01/2052	2,012
7,248	Federal Home Loan Mortgage Corp., 2.500%, with various maturities in 2052(c)	5,571
5,499	Federal Home Loan Mortgage Corp., 3.000%, with various maturities in 2052(c)	4,407
1,834	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	1,528
931	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	805
2,795	Federal National Mortgage Association, 2.000%, 4/01/2052	2,053
2,761	Federal National Mortgage Association, 2.500%, 4/01/2052	2,122
1,825	Federal National Mortgage Association, 3.000%, 4/01/2052	1,463
5,450	Federal National Mortgage Association, 3.500%, with various maturities in 2052(c)	4,545
1,919	Federal National Mortgage Association, 4.000%, with various maturities from 2052 to 2053(c)	1,658
1,836	Government National Mortgage Association, 3.000%, 6/20/2052	1,514
1,962	Government National Mortgage Association, 5.500%, 4/20/2053	1,877
		29,555
	Natural Gas — 0.0%
1,000	NiSource, Inc., 0.950%, 8/15/2025	914
	Office REITs — 0.1%
1,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	952
1,000	Boston Properties LP, 2.750%, 10/01/2026	884
		1,836
	Other REITs — 0.0%
1,000	Prologis LP, 1.250%, 10/15/2030	731
	Pharmaceuticals — 0.1%
1,000	AbbVie, Inc., 3.600%, 5/14/2025	968
	Property & Casualty Insurance — 0.0%
1,000	American International Group, Inc., 3.400%, 6/30/2030	841
	Railroads — 0.0%
1,000	CSX Corp., 2.600%, 11/01/2026	916
	Restaurants — 0.0%
1,000	Starbucks Corp., 2.250%, 3/12/2030	807
	Retailers — 0.0%
1,000	TJX Cos., Inc., 1.150%, 5/15/2028	827
	Technology — 0.2%
1,000	Apple, Inc., 2.500%, 2/09/2025	965
1,000	Broadcom, Inc., 4.110%, 9/15/2028	917
1,000	Intel Corp., 2.450%, 11/15/2029	839
1,000	International Business Machines Corp., 4.000%, 6/20/2042	745
1,000	NVIDIA Corp., 2.850%, 4/01/2030	855
1,000	Oracle Corp., 2.950%, 5/15/2025	957
1,000	QUALCOMM, Inc., 1.650%, 5/20/2032	730
		6,008
	Treasuries — 0.5%
2,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	880
2,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	1,311
1,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	634
3,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	2,040
3,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	2,120

Principal Amount	Description	Value (†)
	Treasuries — continued
$2,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	$1,381
2,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	1,377
5,000	U.S. Treasury Notes, 0.375%, 11/30/2025	4,543
		14,286
	Utility Other — 0.0%
1,000	Essential Utilities, Inc., 4.276%, 5/01/2049	700
	Wireless — 0.1%
1,000	Vodafone Group PLC, 6.150%, 2/27/2037	949
	Total Bonds and Notes (Identified Cost $122,376)	103,174

Shares
Exchange-Traded Funds — 8.9%
3,592	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $273,535)	240,412

Mutual Funds — 13.6%
11,806	WCM Focused Emerging Markets Fund, Institutional Class	141,087
11,583	WCM Focused International Growth Fund, Institutional Class	228,884
	Total Mutual Funds (Identified Cost $497,353)	369,971

Affiliated Mutual Funds — 10.0%
4,871	Mirova Global Green Bond Fund, Class N	39,652
22,776	Mirova International Sustainable Equity Fund, Class N	232,082
	Total Affiliated Mutual Funds (Identified Cost $361,556)	271,734

Principal Amount	Description	Value (†)
Short-Term Investments — 3.7%
$100,078	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2023 at 2.500% to be repurchased at $100,085 on 11/01/2023 collateralized by $102,600 U.S. Treasury Note, 5.000% due 10/31/2025 valued at $102,516 including accrued interest(d) (Identified Cost $100,078)	$100,078
	Total Investments — 101.3% (Identified Cost $3,110,411)	2,748,345
	Other assets less liabilities — (1.3)%	(34,507)
	Net Assets — 100.0%	$2,713,838

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, the value of Rule 144A holdings amounted to $898 or less than 0.1% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are
interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of October 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2023, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2023	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$39,714	$4,811	$4,169	$(1,177)	$473	$39,652	4,871	$—
Mirova International Sustainable Equity Fund, Class N	251,068	17,539	7,241	(1,367)	(27,917)	232,082	22,776	392
	$290,782	$22,350	$11,410	$(2,544)	$(27,444)	$271,734	27,647	$392

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of October 31, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,662,976	$—	$—	$1,662,976
Bonds and Notes(a)	—	103,174	—	103,174
Exchange-Traded Funds	240,412	—	—	240,412
Mutual Funds	369,971	—	—	369,971
Affiliated Mutual Funds	271,734	—	—	271,734
Short-Term Investments	—	100,078	—	100,078
Total Investments	$2,545,093	$203,252	$—	$2,748,345

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2023 (Unaudited)
Equity	92.3%
Fixed Income	5.3
Short-Term Investments	3.7
Total Investments	101.3
Other assets less liabilities	(1.3)
Net Assets	100.0%